(LOSS) PER SHARE	9 Months Ended
Dec. 31, 2022
Loss Per Share
(LOSS) PER SHARE

NOTE 16. (LOSS) PER SHARE

Basic earnings per share (“EPS”) is calculated by dividing the net income (loss) attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

Diluted EPS is calculated by dividing the net income (loss) attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table reflects the loss and share data used in the basic and diluted EPS calculations (U.S. Dollars in thousands, except per share amounts):

	Three Months Ended December 31,		Nine Months Ended December 31,
	2022	2021	2022	2021
Numerator (in 000’$)
Net loss attributable to owners of the Company	$(7,485)	$(3,512)	$(10,163)	$(9,553)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	17,039	13,344	15,719	12,966
Basic and diluted (loss) per share	$(0.44)	$(0.26)	$(0.65)	$(0.74)

The inclusion of the Company’s stock options, RSUs and share purchase warrants in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share for the three and nine months ended December 31, 2022 and 2021. The following table reflects the outstanding securities by year that would have an anti-dilutive effect on loss per share and, accordingly, were excluded from the calculation.

	As of December 31,
	2022	2021
Stock options	1,217,300	868,000
Restricted stock units	378,740	243,000
Warrants	–	33,888

Inclusion of outstanding options or other common stock equivalents in the computation of diluted loss per share would have an anti-dilutive effect on the loss per share and are therefore excluded from the computation. Consequently, there is no difference between loss per share and diluted loss per share.